Investment Strategy - First Trust WCM Global Equity ETF	Apr. 13, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. Such securities may be issued by companies located throughout the world, including the United States, and may include common stock and depositary receipts (including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Canadian Depositary Receipts (“CDRs”) and Global Depositary Receipts (“GDRs”)). ADRs and CDRs are receipts that represent interests in foreign securities held on deposit by U.S. and Canadian banks or trust companies, respectively. EDRs and GDRs generally have similar attributes as ADRs, although they may be traded in several international trading markets. The Fund may also invest in securities denominated in non-U.S. currencies. The Fund focuses on companies that the Fund’s investment sub-advisor, WCM Investment Management, LLC (the "Sub-Advisor") believes to be undervalued because their businesses are out of favor and/or their stocks are undervalued in comparison to their intrinsic values, their peers, or their prospects for growth.Under normal market conditions, the Fund invests at least 30% of its net assets in companies organized, headquartered or doing a substantial amount of business outside the United States, including emerging and frontier market countries. The Fund will have exposure to multiple non-U.S. countries. Emerging market and frontier market countries are those countries with low- to middle-income economies as classified by the World Bank, or included in any of the Morgan Stanley Capital International (“MSCI”) emerging markets or frontier markets indices. The Sub-Advisor considers a company to be located in a country: (i) if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, the country; or (ii) if the company derives at least 50% of its revenues or net profits from, or has at least 50% of its assets or production capacities in, the country. The Fund may invest in securities of any market capitalization. The Fund may periodically allocate a substantial portion of its assets to securities issued by companies located in one or several specific countries or regions. The Sub-Advisor’s investment process begins with a bottom-up, fundamental research approach to identify companies with comparatively low valuations compared to other companies of similar market capitalization, sector, and/or industry, based on factors such as the price-to-earnings ratio, price-to-book ratio, price-to-cash flow ratio, dividend yield, net working capital and earnings estimate revisions. The Sub-Advisor believes that investment in a company with relatively low valuations may afford capital protection from permanent loss and may result in substantial appreciation if the market recognizes the company’s intrinsic value. The Sub-Advisor’s investment process seeks companies that are industry leaders with expanding competitive advantages, strong balance sheets and attractive valuations. In selecting securities, the Sub-Advisor also considers other factors including, among others, potential political, monetary policy and regulatory impacts.As of February 28, 2026, the Fund expects to have significant investments in European issuers, although this may change from time to time. Over time, the Fund may have significant investments in a jurisdiction or investment sector that it may not have had as of February 28, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector. The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries.The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Strategy Portfolio Concentration [Text]	As of February 28, 2026, the Fund expects to have significant investments in European issuers, although this may change from time to time.